OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Schedule Of Other Current Liabilities
	December 31,
	2014	2013

	US Dollars in thousands

Accrued payroll and related benefits	1,129	1,134
Provision for vacation and other employee benefits	1,416	1,973
Net written put option (Note 1A)	587	554
Accrued expenses	871	812
Employees' severance benefits (Note 9D)	401	115
Provision for contingent liabilities (Note 10D)	298	202
Other liabilities	454	521

	5,156	5,311